Property, Plant and Equipment, Net - Additional Information (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Property Plant And Equipment [Line Items]
Capitalized interest cost	$ 8,033	$ 1,792	$ 2,537
Property, plant and equipment, net	3,402,770	1,799,241
Bahamas And Canada
Property Plant And Equipment [Line Items]
Property, plant and equipment, net	68,340	62,826
Property Plant and Equipment
Property Plant And Equipment [Line Items]
Depreciation, depletion and amortization	$ 211,242	$ 168,333	$ 171,940